Average Annual Total Returns - Class I Shares - Alger International Focus Fund - I	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions and Sale of Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Shares Since Inception	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) Since Inception
Total	May 31, 2013	43.40%	11.84%	9.17%	43.40%	10.48%	8.17%	25.69%	8.64%	6.80%	11.13%	9.44%	6.29%